Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

        The Group had the following balances with related parties which have been included in the consolidated statements of financial position:

Dividends receivable and other amounts due from related parties

	As of December 31,
	2016	2017
Dividends receivable from Egypt LNG Shipping Ltd. (Note 5)	750	125
Due from The Cool Pool Limited	1,930	8,186
Other receivables	385	355

Total	3,065	8,666

        The amount due from The Cool Pool Limited represents net revenue invoiced by GasLog which has not yet been collected.

Current Liabilities

	As of December 31,
	2016	2017
Ship management creditors	45	993
Amounts due to related parties	105	35

        Ship management creditors' liability comprises cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group's management.

        Amounts due to related parties of $35 (December 31, 2016: $105) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.

        The Group had the following transactions with related parties which have been included in the consolidated statements of profit or loss for the years ended December 31, 2015, 2016 and 2017:

	Company	Details	Statement of income account	2015	2016	2017
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	607	211	752
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	704	754	842
(b)	Nea Dimitra Property	Other office services	General and administrative expenses	—	3	1
(c)	Euronav (UK) Agencies Ltd.	Office rent and utilities	General and administrative expenses	646	—	—
(d)	Seres S.A.	Catering services	General and administrative expenses	196	181	281
(d)	Seres S.A.	Consultancy services	General and administrative expenses	42	55	68
(e)	C Transport Maritime S.A.M.	Claims and insurance fee	General and administrative expenses	54	—	—
(f)	Chartwell Management Inc.	Travel expenses	General and administrative expenses	163	323	111
(g)	Ceres Monaco S.A.M.	Professional services	General and administrative expenses	—	—	159
(h)	Blenheim Holdings Ltd.	Professional services	General and administrative expenses	38	—	—
(i)	A.S. Papadimitriou and Partners Law Firm	Professional services	General and administrative expenses	—	73	15
(j)	The Cool Pool Limited	Pool gross revenues	Revenues	2,469	19,789	38,046
(j)	The Cool Pool Limited	Pool gross bunkers	Voyage expenses and commissions	1,838	3,027	8,475
(j)	The Cool Pool Limited	Pool other voyage expenses	Voyage expenses and commissions	20	305	647
(j)	The Cool Pool Limited	Adjustment for net pool allocation	Voyage expenses and commissions	35	4,674	(7,254)

(a)

One of the Group's subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest.

(b)	Through its subsidiary GasLog LNG Services Ltd., the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh Kai Emporikh S.A.
(c)

Through its subsidiary GasLog Services (UK) Ltd., the Group makes payments to Euronav (UK) Agencies Ltd. ("Euronav UK"), a subsidiary of Euronav NV, whose major shareholder was Mr. Livanos until November 2015, for the use of its office space in London. Euronav UK leases operating space pursuant to a service agreement with a third-party property owner and the Group occupies a portion of the leased space. The Group pays Euronav UK £223 per year for the office space plus a stamp duty, which reflects a pro rata portion of the fees payable to the third-party property owner determined based on the amount of occupied space. In 2016, Euronav UK was no longer a related party of the Group, thus the respective office rent and utilities' expenses recorded in 2016 and 2017 were not included in the above table.

(d)

GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day, but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.

(e)

The Group through one of its subsidiaries, GasLog LNG Services Ltd., procured insurance for the vessels through C Transport Maritime S.A.M., an affiliate of Ceres Shipping, which has a dedicated insurance function. From July 1, 2011, this relationship is covered by a service agreement under which GasLog LNG Services Ltd. pays C Transport Maritime S.A.M. $10 per owned vessel per annum and $3 per managed vessel per annum. The service agreement was terminated in 2015.

(f)	Chartwell Management Inc. is an entity controlled by the Livanos family, which provides travel services to GasLog's directors and officers.
(g)

GasLog entered into a consulting agreement for the services of an employee of Ceres Monaco S.A.M., an entity controlled by the Livanos family, for consultancy services in connection with the acquisition of GasLog's shareholding in Gastrade. GasLog agreed to pay a fixed fee for work carried out between May 1, 2016 and December 31, 2017 in the sum of $100 and an ongoing consultancy arrangement fee of $12 per month for a minimum of 12 days per month, terminable upon notice by GasLog. For the year ended December 31, 2016, the amount of $100 was included in the line "Other non-current assets".

(h)	Blenheim Holdings Ltd. that is controlled by Ceres Shipping (Note 1), requested reimbursement of professional expenses provided in 2015.
(i)

A.S. Papadimitriou and Partners Law Firm, an entity controlled by one of our directors, provided legal services in relation to the legal due diligence process of our investment in Gastrade. In addition to the $15 recognized in profit or loss (December 31, 2016: $73), an amount of $24 was capitalized under "Investment in associates" (December 31, 2016: $56).

(j)

GasLog recognized gross revenues and total voyage expenses of $38,046 and $9,122, respectively, from the operation of its vessels in the Cool Pool during the year ended December 31, 2017 (December 31, 2016: $19,789 and $3,332, respectively). The aforementioned pool results were further adjusted by a net gain of $7,254 (2016: net loss of $4,674) to include the net allocation from the pool in accordance with the profit sharing terms specified in the Pool Agreement.

(k)

In connection with the sale and leaseback of the Methane Julia Louise in February 2016, GasLog entered into a consulting agreement with Unisea Maritime, under the terms of which GasLog agreed to pay a brokerage commission fee equal to 0.25% of the agreed charter rates under the sale and leaseback transaction plus reasonable expenses (incurred in line with the Group policies). The brokerage commission fee of $430 was paid in advance for the full 20-year period of the bareboat charter, discounted to the date of the agreement at an annual discount rate of 7.5% and was included under "Vessel held under finance lease".

Compensation of key management personnel

        The remuneration of directors and key management was as follows:

	For the year ended December 31,
	2015	2016	2017
Remuneration	6,627	6,117	7,603
Short-term benefits	94	73	106
Expense recognized in respect of share-based compensation	1,173	1,454	1,821

Total	7,894	7,644	9,530